Federated Hermes International Leaders ETF
Portfolio of Investments
July 31, 2026 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.6%
		Australia—0.5%
1,727		Glencore PLC	$ 12,639
		Belgium—1.2%
117		UCB SA	30,073
		China—0.6%
327		Prosus NV	15,070
		Denmark—2.7%
229		DSV A/S	49,655
590	[1]	Genmab A/S, ADR	17,033
		TOTAL	66,688
		France—16.1%
266		Air Liquide SA	52,366
107		Airbus SE	24,949
340		AXA SA	17,620
127		BNP Paribas SA	16,060
495		Bouygues SA	27,833
562		Compagnie de St. Gobain SA	52,675
917		Engie SA	28,667
155		Legrand SA	23,486
105		LVMH Moet Hennessy Louis Vuitton SE	57,532
2,341		Orange SA	44,731
563		Societe Generale SA	52,788
		TOTAL	398,707
		Germany—9.1%
36		Allianz SE	17,955
1,246		Deutsche Bank AG	45,799
1,280		Heidelberg Materials AG, ADR	47,654
168		Infineon Technologies AG	11,947
16		Rheinmetall AG	21,033
135		RWE AG	8,901
37		SAP SE	6,728
104		Siemens AG	33,898
180		Siemens Energy AG	30,604
		TOTAL	224,519
		Hong Kong—1.6%
2,553		Prudential PLC	38,399
		Ireland—0.7%
191		Kerry Group PLC	18,237
		Italy—3.9%
3,131		Enel SpA	35,379
2,009		Saipem SpA	9,702
550		UniCredit SpA	51,760
		TOTAL	96,841
		Japan—19.8%
178		Advantest Corp., ADR	35,185
789		Fujikura Ltd., ADR	10,012
1,909		Hitachi Ltd., ADR	62,424

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
92		Hoya Corp., ADR	$ 14,115
3,564		Kawasaki Heavy Industries Ltd., ADR	24,556
100		Keyence Corp.	51,004
1,291		Mitsubishi Estate Co. Ltd., ADR	31,275
2,546		Mitsubishi Heavy Industries Ltd., ADR	29,865
2,215		Mitsubishi UFJ Financial Group, Inc., ADR	49,727
455		Mitsui Fudosan Co. Ltd., ADR	13,254
475		Murata Manufacturing Co. Ltd., ADR	11,044
842		Renesas Electronics Corp., ADR	8,605
760		Shin-Etsu Chemical Co. Ltd., ADR	13,574
2,422		Sony Group Corp., ADR	56,336
1,606		Sumitomo Mitsui Financial Group, Inc., ADR	41,563
645		TDK Corp., ADR	12,616
68		Toyota Motor Corp., ADR	12,851
238		Yaskawa Electric Corp., ADR	14,302
		TOTAL	492,308
		Netherlands—6.2%
211		Akzo Nobel NV	14,774
48	[1]	Argenx SE, ADR	40,983
11		ASM International NV	10,163
37		ASML Holding NV	61,193
280		Heineken NV	25,359
		TOTAL	152,472
		South Korea—1.2%
7	[2]	Samsung Electronics Co. Ltd., GDR	29,316
		Spain—2.2%
2,917		Banco Santander SA	41,434
410	[1]	Tecnicas Reunidas SA	13,371
		TOTAL	54,805
		Sweden—1.1%
765		Assa Abloy AB, Class B	28,367
		Switzerland—2.6%
90		Galderma Group AG	19,565
78		Novartis AG	12,215
2,050	[1]	Transocean Ltd.	10,906
401		UBS Group AG	21,105
		TOTAL	63,791
		Taiwan—2.4%
150		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	60,637
		Thailand—0.4%
24	[1]	Fabrinet	10,450
		United Kingdom—16.5%
496		Anglo American PLC	24,954
459		AstraZeneca PLC	78,144
5,276		Barclays PLC	36,172
9,268		BT Group PLC	25,144
461		Halma PLC	21,932
2,303		HSBC Holdings PLC	48,917
4,628		Marks & Spencer Group PLC	25,268
3,652		NatWest Group PLC	34,739
6,746		Rentokil Initial PLC	31,349

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United Kingdom—continued
1,435	SSE PLC	$ 45,372
1,029	Weir Group PLC/The	36,557
	TOTAL	408,548
	United States—7.8%
4,770	BP PLC	35,519
208	CRH PLC	19,762
313	Halliburton Co.	10,094
189	Nestle SA, ADR	18,891
74	Roche Holding AG	32,366
54	Schneider Electric SA	18,033
1,011	Shell PLC	46,307
284	Smurfit WestRock PLC	13,056
	TOTAL	194,028
	TOTAL COMMON STOCKS (IDENTIFIED COST $2,394,171)	2,395,895
	INVESTMENT COMPANY—3.6%
89,149	Federated Hermes Government Obligations Fund, Premier Shares, 3.57%[3] (IDENTIFIED COST $89,149)	89,149
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $2,483,320)	2,485,044
	OTHER ASSETS AND LIABILITIES - NET—(0.2%)[4]	(3,839)
	NET ASSETS—100%	$2,481,205
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 4/30/2026	$—
Purchases at Cost	$244,436
Proceeds from Sales	$(155,287)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2026	$89,149
Shares Held as of 7/31/2026	89,149
Dividend Income	$207

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2026, these restricted securities amounted to $29,316, which represented 1.2% of net assets.

Additional information on restricted securities held at July 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Samsung Electronics Co. Ltd., GDR	6/16/2026	$33,026	$29,316

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt